Vanguard Explorer Value Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (94.2%)
Communication Services (1.7%)
Nexstar Media Group Inc. Class A	105,204	11,073

Consumer Discretionary (7.8%)
Lithia Motors Inc. Class A	35,152	10,169
Kontoor Brands Inc.	138,541	5,773
LCI Industries	38,555	4,849
Cooper Tire & Rubber Co.	120,724	4,796
* Modine Manufacturing Co.	371,108	4,053
* Adtalem Global Education Inc.	133,279	3,816
* Lands' End Inc.	132,438	3,303
* Boot Barn Holdings Inc.	79,141	3,265
* Stoneridge Inc.	115,494	3,102
* Perdoceo Education Corp.	255,105	2,893
* Helen of Troy Ltd.	11,167	2,256
* LGI Homes Inc.	18,284	1,976
		50,251
Consumer Staples (1.4%)
* Hostess Brands Inc. Class A	653,484	8,855

Energy (2.5%)
Parsley Energy Inc. Class A	270,298	3,387
* PDC Energy Inc.	180,889	3,024
* WPX Energy Inc.	386,580	2,752
International Seaways Inc.	152,905	2,583
Rattler Midstream LP	272,685	2,261
Viper Energy Partners LP	175,782	1,969
		15,976
Financials (19.9%)
PacWest Bancorp	447,270	10,403
Starwood Property Trust Inc.	538,125	9,654
Columbia Banking System Inc.	259,431	8,201
Popular Inc.	157,253	7,631
* Bancorp Inc.	566,181	6,681
Evercore Inc. Class A	69,757	6,343
Pinnacle Financial Partners Inc.	113,459	6,145
BGC Partners Inc. Class A	1,483,399	6,141
First BanCorp (XNYS)	753,154	5,980
James River Group Holdings Ltd.	128,530	5,858
Webster Financial Corp.	150,676	5,702
Washington Federal Inc.	239,817	5,605
Wintrust Financial Corp.	95,082	5,181
BankUnited Inc.	180,036	5,133
Argo Group International Holdings Ltd.	130,595	5,118
WSFS Financial Corp.	127,425	4,859

	Pacific Premier Bancorp Inc.	161,769	4,662
	Renasant Corp.	147,382	4,550
	First Merchants Corp.	133,225	4,439
	Flushing Financial Corp.	299,991	4,260
	PJT Partners Inc.	52,688	3,650
*	NMI Holdings Inc. Class A	92,155	2,019
			128,215
Health Care (6.7%)
*	Syneos Health Inc.	145,719	9,594
*	Change Healthcare Inc.	558,666	9,570
*,^	Ligand Pharmaceuticals Inc.	98,454	8,307
*	Pacira BioSciences Inc.	79,900	4,841
*	Envista Holdings Corp.	136,353	4,054
*	Merit Medical Systems Inc.	48,736	2,684
*	Acadia Healthcare Co. Inc.	55,277	2,346
*	Varex Imaging Corp.	112,003	1,868
			43,264
Industrials (17.7%)
	KAR Auction Services Inc.	732,991	13,231
*	Colfax Corp.	281,995	10,174
	BWX Technologies Inc.	154,206	8,771
	Altra Industrial Motion Corp.	115,774	6,571
*	Teledyne Technologies Inc.	16,160	6,108
	Kaman Corp.	111,099	5,809
	Trinity Industries Inc.	236,921	5,414
*	Beacon Roofing Supply Inc.	143,139	5,209
	EnerSys	61,321	5,017
*	BMC Stock Holdings Inc.	101,856	4,985
*	XPO Logistics Inc.	44,939	4,794
	Applied Industrial Technologies Inc.	60,808	4,769
	Quanta Services Inc.	67,698	4,626
	Encore Wire Corp.	88,510	4,573
	Greenbrier Cos. Inc.	118,494	3,954
*	WESCO International Inc.	59,480	3,879
*	Stericycle Inc.	50,831	3,581
	HNI Corp.	97,748	3,564
	Interface Inc. Class A	332,968	2,779
	AZZ Inc.	43,685	1,948
	Steelcase Inc. Class A	136,330	1,656
*	Saia Inc.	7,458	1,302
*	MRC Global Inc.	210,602	1,217
			113,931
Information Technology (15.0%)
*	J2 Global Inc.	147,701	13,235
*	ACI Worldwide Inc.	351,986	11,468
*	Verint Systems Inc.	160,440	9,139
	Silicon Motion Technology Corp. ADR	221,757	8,799
*	Insight Enterprises Inc.	94,880	6,782
	Jabil Inc.	158,141	6,044
	SYNNEX Corp.	36,460	5,845
	Belden Inc.	130,735	5,031
	MKS Instruments Inc.	33,349	4,602
*	Euronet Worldwide Inc.	31,360	4,216
	KBR Inc.	139,695	3,879
*	Perficient Inc.	84,290	3,838
*	Fabrinet	54,387	3,715

*	Itron Inc.			44,081	3,465
*	MACOM Technology Solutions Holdings Inc.			59,957	2,679
	FLIR Systems Inc.			45,567	1,742
*	Semtech Corp.			23,667	1,597
	Dolby Laboratories Inc. Class A			9,536	843
					96,919
Materials (8.5%)
	FMC Corp.			139,735	16,210
	Silgan Holdings Inc.			353,748	11,957
*	Axalta Coating Systems Ltd.			290,247	8,304
	Ashland Global Holdings Inc.			93,358	7,018
	Eagle Materials Inc.			71,910	6,543
	Carpenter Technology Corp.			112,837	2,758
	Compass Minerals International Inc.			33,735	2,107
					54,897
Real Estate (9.9%)
	Medical Properties Trust Inc.			670,066	12,999
	Gaming and Leisure Properties Inc.			255,114	10,597
	Corporate Office Properties Trust			247,566	6,593
*	Howard Hughes Corp.			89,200	6,487
	STAG Industrial Inc.			204,825	6,100
	Spirit Realty Capital Inc.			127,504	4,697
	SITE Centers Corp.			394,367	3,979
	Sunstone Hotel Investors Inc.			374,132	3,928
	Newmark Group Inc. Class A			429,008	3,012
	Invitation Homes Inc.			91,019	2,601
	RPT Realty			262,710	1,926
	Cousins Properties Inc.			38,778	1,296
					64,215
Utilities (3.1%)
	MDU Resources Group Inc.			256,242	6,391
	Portland General Electric Co.			140,422	5,811
	Unitil Corp.			112,505	4,599
	ALLETE Inc.			57,048	3,208
					20,009
Total Common Stocks (Cost $513,685)					607,605
		Coupon
Temporary Cash Investments (7.1%)
Money Market Fund (6.9%)
1,2 Vanguard Market Liquidity Fund		0.109%		445,567	44,557

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
3	United States Cash Management Bill	0.145%	12/15/20	300	300
3	United States Cash Management Bill	0.097%	1/5/21	945	945
3	United States Cash Management Bill	0.115%	2/16/21	121	121
					1,366
Total Temporary Cash Investments (Cost $45,914)					45,923
Total Investments (101.3%) (Cost $559,599)					653,528
Other Assets and Liabilities—Net (-1.3%)					(8,360)
Net Assets (100%)					645,168
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,889,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $8,228,000 was received for securities on loan.
3 Securities with a value of $1,366,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	233	21,204	2,797

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or

Explorer Value Fund

methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	607,605	—	—	607,605
Temporary Cash Investments	44,557	1,366	—	45,923
Total	652,162	1,366	—	653,528
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	383	—	—	383
1 Represents variation margin on the last day of the reporting period.